FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 4) (Parenthetical) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
CONDENSED STATEMENTS OF SHAREHOLDERS' EQUITY(DEFICIT)
Common shares, par value (in dollars per share)		$ 0.01
Offering costs	$ 2,882
PARENT COMPANY
CONDENSED STATEMENTS OF SHAREHOLDERS' EQUITY(DEFICIT)
Common shares, par value (in dollars per share)		$ 0.01
Offering costs	$ 2,882